Annual Total Returns - FidelitySeriesFloatingRateHighIncomeFund-PRO - FidelitySeriesFloatingRateHighIncomeFund-PRO - Fidelity Series Floating Rate High Income Fund - Fidelity Series Floating Rate High Income Fund
Nov. 29, 2023
Bar Chart Table:
Annual Return 2013	6.52%
Annual Return 2014	1.06%
Annual Return 2015	(2.59%)
Annual Return 2016	10.33%
Annual Return 2017	4.78%
Annual Return 2018	1.34%
Annual Return 2019	9.38%
Annual Return 2020	2.52%
Annual Return 2021	6.34%
Annual Return 2022	0.49%